Investments and Derivative Instruments (Mortgage Loans) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Mortgage Loans by Major Types
Amortized Cost	$ 6,779		$ 5,830
Valuation Allowance	(68)		(102)		(155)	(366)
Carrying value	6,711		5,728
Commercial [Member]
Mortgage Loans by Major Types
Amortized Cost	6,779	[1],[2]	5,830	[1],[2]
Valuation Allowance	(68)		(102)
Carrying value	$ 6,711	[2]	$ 5,728	[2]

[1]	Amortized cost represents carrying value prior to valuation allowances, if any.
[2]	Includes commercial mortgage loans relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 - Business Dispositions of the Notes to Consolidated Financial Statements for further discussion of this transaction.